Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
The Amended and Restated Certificate of Incorporation authorizes the issuance of up to 200,000,000 shares of Class A common stock, up to 50,000,000 shares of Class B common stock and 20,000,000 shares of preferred stock, each having a par value of $0.0001 per share. Shares of Class A common stock have both economic and voting rights. Shares of Class B common stock have no economic rights, but do have voting rights. Holders of shares of Class A common stock and Class B common stock are entitled to one vote per share on all matters presented to stockholders. The Company’s board of directors has the discretion to determine the rights, preferences, privileges, restrictions and liquidation preferences of any series of preferred stock.
FAH, LLC Recapitalization
The FAH LLC Agreement, among other things, appointed the Company as FAH, LLC’s sole managing member and reclassified all outstanding membership interests in FAH, LLC as non-voting common units. As the sole managing member of FAH, LLC, the Company controls the management of FAH, LLC. As a result, the Company consolidates FAH, LLC’s financial results and reports a non-controlling interest related to the economic interest of FAH, LLC held by the Continuing Equity Owners.
The Amended and Restated Certificate of Incorporation and the FAH LLC Agreement requires FAH, LLC and the Company to, at all times, maintain (i) a one-to-one ratio between the number of shares of Class A common stock issued by the Company and the number of common units owned by the Company and (ii) a one-to-one ratio between the number of shares of Class B common stock owned by the Continuing Equity Owners and the number of common units owned by the Continuing Equity Owners (other than common units issuable upon the exercise of options and common units that are subject to time-based vesting requirements (the “Excluded Common Units”)). The Company may issue shares of Class B common stock only to the extent necessary to maintain the one-to-one ratio between the number of common units of FAH, LLC held by the Continuing Equity Owners (other than the Excluded Common Units) and the number of shares of Class B common stock issued to the Continuing Equity Owners. Shares of Class B common stock are transferable only together with an equal number of common units of FAH, LLC. Only permitted transferees of common units held by the Continuing Equity Owners will be permitted transferees of Class B common stock.
The Continuing Equity Owners may from time to time at each of their options (subject, in certain circumstances, to time-based vesting requirements) require FAH, LLC to redeem all or a portion of their common units in exchange for, at the Company’s election, newly-issued shares of our Class A common stock on a one-for-one basis or a cash payment equal to a volume weighted average market price of one share of Class A common stock for each common unit redeemed, in each case in accordance with the terms of the FAH LLC Agreement; provided that, at the Company’s election, the Company may effect a direct exchange of such Class A common stock or such cash, as applicable, for such common units. The Continuing Equity Owners may exercise such redemption right for as long as their common units remain outstanding. Simultaneously with the payment of cash or shares of Class A common stock, as applicable, in connection with a redemption or exchange of common units pursuant to the terms of the FAH LLC Agreement, a number of shares of our Class B common stock registered in the name of the redeeming or exchanging Continuing Equity Owner will be cancelled for no consideration on a one-for-one basis with the number of common units so redeemed or exchanged.
On May 3, 2022, the Company entered into a common unit subscription agreement with FAH, LLC pursuant to which the Company purchased 4,251,701 newly issued common units in exchange for a capital contribution of approximately $74.0 million (the “Capital Contribution”). Following the Capital Contribution, (i) the common units of FAH, LLC were recapitalized through a reverse unit split in order to maintain a one-to-one ratio between the number of common units owned by the Company and the number of outstanding shares of Class A common stock in accordance with the FAH LLC Agreement, and (ii) approximately 0.9 million outstanding shares of Class B common stock were cancelled.
Equity-Based Compensation
Funko, Inc. 2017 Incentive Award Plan. On October 23, 2017, the Company adopted the Funko, Inc. 2017 Incentive Award Plan (the “2017 Plan”). The Company reserved a total of 5,518,518 shares of Class A common stock for issuance pursuant to the 2017 Plan.
Funko, Inc. 2019 Incentive Award Plan. Effective April 18, 2019, the Company adopted the Funko, Inc. 2019 Incentive Award Plan (the "2019 Plan"). The Company reserved for issuance an aggregate number of shares under the 2019 Plan equal to the sum of (i) 3,000,000 shares of Class A common stock and (ii) an annual increase on the first day of each calendar year beginning on January 1, 2020 and ending on and including January 1, 2029, equal to the lesser of (A) 2% of the shares of Class A Common Stock outstanding as of the last day of the immediately preceding fiscal year on a fully-diluted basis and (B) such lesser number of shares of Class A common stock as determined by our board of directors. Total shares reserved for issuance under the 2019 plan was 7,706,086 as of December 31, 2024.
Funko, Inc. 2024 Inducement Award Plan. Effective May 8, 2024, the Company adopted the Funko, Inc. 2024 Inducement Award Plan (the "2024 Plan"). The Company reserved for issuance 1,500,000 shares of Class A common stock under the 2024 Plan.
The number of unissued common shares reserved for future grants under the 2017 Plan, 2019 Plan and 2024 Plan was 1,672,523, 1,709,768, and 720,516, respectively as of December 31, 2024.
A summary of stock option activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Remaining Contractual Life
	(in thousands)		(in thousands)	(years)
Outstanding at December 31, 2023	2,896	$14.49	$845	6.84
Granted	1,172	6.89	—
Exercised	(229)	6.16	915
Forfeited	(868)	15.57	111
Outstanding at December 31, 2024	2,971	11.82	10,094	7.27
Options exercisable at December 31, 2024	1,464	$15.30	$1,861	5.59
Stock options awarded to employees under the 2017 Plan and 2019 Plan are generally granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant, vest over four years, and have ten year contractual terms.
A summary of performance stock option activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Performance Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Remaining Contractual Life
	(in thousands)			(years)
Outstanding at December 31, 2023	—	$—	$—	0.00
Granted	298	8.39	—
Outstanding at December 31, 2024	298	8.39	1,490	9.38
Options exercisable at December 31, 2024	—	$—	$—	0.00
Performance stock options awarded to employees under the 2024 Plan are granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant. The awards will be eligible to vest based on the achievement of a stock price hurdle equal to three times the Exercise Price (the “Vesting Price”), measured based on the average of the Company’s closing share price over a 90 trading day trailing average, prior to the fourth anniversary of May 20, 2024 and subject to Employee’s continued employment with the Company; provided, that, notwithstanding the foregoing, such Stock Option Grant shall not be eligible to vest until at least the second anniversary of the date of grant regardless of whether such stock price hurdle has been achieved. The awards have ten year contractual terms.
A summary of restricted stock unit activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Restricted Stock Units	Weighted Average Grant Date Fair Value	Remaining Contractual Life
	(in thousands)		(years)
Unvested at December 31, 2023	1,848	$12.51	2.86
Granted	2,084	7.15
Vested	(992)	10.44
Forfeited	(308)	10.16
Unvested at December 31, 2024	2,632	$9.10	2.76
A summary of performance stock unit activity for the year ended December 31, 2024 is as follows:

	Funko, Inc. Performance Stock Units	Weighted Average Grant Date Fair Value	Remaining Contractual Life
	(in thousands)		(years)
Unvested at December 31, 2023	113	$12.10	1.75
Granted	—	—
Vested	(3)	17.09
Forfeited	(68)	11.40
Unvested at December 31, 2024	42	$12.89	1.00
The number of units subject to future vesting is based on annual Company achieved factors, such as Net Sales and Adjusted EBITDA Margin and achievement is at the direction of the Compensation Committee of the board of directors. Unvested units are expected to vest at the determination date of December 31, 2024 or December 31, 2025, depending on the grant. Achievement is estimated at a weighted average 59.3% of the units granted as of December 31, 2024.
The following table presents information on stock option exercises (in thousands):

	Year ended December 31,
	2024	2023	2022
Cash received for exercise price	$1,410	$756	$1,472
Intrinsic value	915	559	1,042
Equity-based compensation expense. The Company measures and recognizes expense for its equity-based compensation granted to employees and directors based on the fair value of the awards on the grant date. The fair value of restricted stock units is based on the market price of Class A common stock on the date of grant. The fair value of option awards is estimated at the grant date using the Black-Scholes option pricing model that requires management to apply judgment and make estimates, including:
•Volatility—this is estimated based primarily on historical volatilities of a representative group of publicly traded consumer product companies with similar characteristics
•Risk-free interest rate—this is the U.S. Treasury rate as of the grant date having a term equal to the expected term of the award
•Expected term—represents the estimated period of time until an award is exercised and was calculated based on the simplified method
•Dividend yield—the Company does not plan to pay dividends in the foreseeable future
For each of the options granted under the 2017 Plan and 2019 Plan, the following were the weighted-average of the option pricing model inputs:

	Year ended December 31,
	2024	2023	2022
Expected term (years)	6.00	6.01	6.05
Expected volatility	80.2%	76.7%	63.6%
Risk-free interest rate	4.2%	4.1%	2.2%
Dividend yield	—%	—%	—%
The weighted-average fair value of stock options granted for the years ended December 31, 2024, 2023 and 2022 was $4.90, $6.71 and $10.85 per share, respectively.
Equity-based compensation expense is recognized on a straight-line basis over the vesting period of the award. The Company records equity-based compensation to selling, general and administrative expense on the consolidated statements of operations. Equity-based compensation for the years ended December 31, 2024, 2023 and 2022 was $13.6 million, $10.5 million and $16.6 million, respectively.
As of December 31, 2024, there was $25.0 million of total unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period of 2.7 years.